PROPERTY AND EQUIPMENT, NET (Details)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
PROPERTY AND EQUIPMENT, NET.
Total cost	¥ 39,992,837	$ 5,515,264	¥ 37,856,724
Less: accumulated depreciation	(14,297,511)	(1,971,717)	(11,614,250)
Less: accumulated impairment	(942,462)	(129,971)	(768,312)
Property and equipment, net	24,752,864	3,413,576	25,474,162
Motor vehicles
PROPERTY AND EQUIPMENT, NET.
Total cost	5,176,175	713,827	5,312,274
Office equipment and fixtures
PROPERTY AND EQUIPMENT, NET.
Total cost	1,440,819	198,698	1,442,395
Production equipment
PROPERTY AND EQUIPMENT, NET.
Total cost	31,115,843	4,291,071	31,102,055
Leasehold improvement
PROPERTY AND EQUIPMENT, NET.
Total cost	¥ 2,260,000	$ 311,668	0
Construction in progress
PROPERTY AND EQUIPMENT, NET.
Property and equipment, net			¥ 239,739